Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 3. Property, Plant and Equipment

The major classes of property, plant and equipment as of December 31, 2011 are as follows:

	Owned assets	Leased assets	Total
Land	$328,116	$-	$328,116
Buildings and building improvements	7,551,079	2,473,195	10,024,274
Leasehold improvements	31,333,082	-	31,333,082
Furniture and fixtures	47,481,484	-	47,481,484
Machinery and equipment	10,625,183	-	10,625,183
Computer equipment	4,394,159	-	4,394,159
Purchased computer software	2,447,312	-	2,447,312
Vehicles	2,069,982	-	2,069,982
Construction in progress	4,293,793	-	4,293,793
	110,524,190	2,473,195	112,997,385
Less accumulated depreciation and amortization	(49,248,192)	(1,683,906)	50,932,098
Property, plant and equipment, net	$61,275,998	$789,289	$62,065,287

The major classes of property, plant and equipment as of December 31, 2010 are as follows:

	Owned assets	Leased assets	Total
Land	$303,116	$-	$303,116
Buildings and building improvements	6,872,444	2,473,195	9,345,639
Leasehold improvements	27,124,381	-	27,124,381
Furniture and fixtures	44,100,985	-	44,100,985
Machinery and equipment	9,453,523	-	9,453,523
Computer equipment	3,998,873	-	3,998,873
Purchased computer software	2,186,405	-	2,186,405
Vehicles	1,989,232	-	1,989,232
Construction in progress	2,782	-	2,782
	96,031,741	2,473,195	98,504,936
Less accumulated depreciation and amortization	(44,035,591)	(1,576,579)	(45,612,170)
Property, plant and equipment, net	$51,996,150	$896,616	$52,892,766

Depreciation and amortization expense, including amortization of assets recorded under capital leases, amounted to $8,651,137, $7,237,148 and $7,013,238 for the years ended December 31, 2011, 2010 and 2009, respectively.